Auditor fees (Tables)	12 Months Ended
Dec. 31, 2019
Auditor fees
Schedule of auditors remuneration for services provided

	2019	2018	2017
	(€ in thousands)
Audit fees	515	181	175
Audit-related fees	57	261	140
Tax fees	—	—	—
All other fees	—	—	—
	572	442	315